UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03231

                             SEI LIQUID ASSET TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                                 101 Federal St.
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                           c/o SEI Investments Company
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                                   COPIES TO:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2007

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.   REPORTS TO STOCKHOLDERS.

SEI New ways.
    New answers.(R)






--------------------------------------------------------------------------------
SEI Liquid Asset Trust
--------------------------------------------------------------------------------
Annual Report as of June 30, 2007
--------------------------------------------------------------------------------
Prime Obligation Fund

TABLE OF CONTENTS

--------------------------------------------------------------------------------

Letter to Shareholders                                                         1
--------------------------------------------------------------------------------
Schedule of Investments                                                        2
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                            4
--------------------------------------------------------------------------------
Statement of Operations                                                        5
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                            6
--------------------------------------------------------------------------------
Financial Highlights                                                           7
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  8
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm                       11
--------------------------------------------------------------------------------
Trustees and Officers of the Trust                                            12
--------------------------------------------------------------------------------
Disclosure of Fund Expenses                                                   16
--------------------------------------------------------------------------------
Board of Trustees Considerations in Approving the
Advisory and Sub-Advisory Agreements                                          17
--------------------------------------------------------------------------------
Notice to Shareholders                                                        19
--------------------------------------------------------------------------------

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SEI LIQUID ASSET TRUST -- JUNE 30, 2007

To Our Shareholders:

For the fiscal year ended on June 30, 2007, the U.S. economy showed resilient growth supported by strong consumer spending and business investments despite continued softness in the housing market. Core Inflation, meanwhile, finally moderated in May to 1.9% year-over-year, falling below the Federal Reserve's
(Fed) comfort zone of 2% for the first time in over a year. Volatility crept higher as rising delinquency rates and rating agency downgrades pressured pricing on the subprime residential mortgage sector. The resulting flight to quality pushed interest rates down and lower quality credit spreads wider, but had no tangible effect on the liquidity or credit in the short-term markets.

At the August 8th Federal Open Market Committee (FOMC) meeting, the Fed took a breather from its seventeen consecutive short-term interest rate hikes and has since then kept the Fed Funds rate unchanged at 5.25%. While core inflation has slightly improved, inflation remained the Fed's predominant concern as members of the FOMC were not yet convinced of the sustainability of the low level of inflation pressure in view of the ongoing tight labor market and high energy prices.

Money market investments continued to provide stability for investors, with three month T-bill yields declining 21 basis points (bps) to 4.72% while three-month Libor decreased by 12bps to 5.36%. Federal funds futures contracts are now priced for no change in short term rates through year-end and only a low probability of a rate change throughout 2008. Commercial paper issuance continued to be robust, as the Fed reported that the total commercial paper stood at an all-time record of over $2.0 trillion. Asset backed commercial paper accounted for half of the outstanding supply while financial commercial paper comprised the bulk of the balance. All sub-sectors of the commercial paper market reported double-digit growth year-over-year.

Sincerely,

/s/ Robert A. Nesher

Robert A. Nesher
President


--------------------------------------------------------------------------------

SEI Liquid Asset Trust / Annual Report / June 30, 2007                         1

SCHEDULE OF INVESTMENTS

Prime Obligation Fund

June 30, 2007
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)*:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

48.1%    Commercial Paper
39.7%    Corporate Obligations
 5.6%    Certificates of Deposit
 3.7%    Insurance Funding Agreement
 2.9%    Repurchase Agreements

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER+ -- 51.2%

FINANCIAL SERVICES -- 51.2%
   Amstel Funding Corporation
      5.318%, 11/19/07                            $      16,350   $      16,018
   Cheyne Finance LLC++++
      5.342%, 09/19/07                                   20,000          19,766
   Citigroup
      5.350%, 07/09/07                                   22,500          22,473
   Concord Minutemen Capital Corporation
      5.350%, 10/10/07                                   20,000          19,708
   Curzon Funding LLC
      5.315%, 07/10/07                                   20,000          19,974
      5.330%, 11/21/07                                   10,000           9,794
   Dakota Notes
      5.307%, 08/10/07                                   25,000          24,854
   Fcar Owner Trust I
      5.337%, 07/09/07                                   25,000          24,971
   Fcar Owner Trust II
      5.349%, 07/09/07                                    8,000           7,991
   Grampian Funding LLC
      5.344%, 07/24/07                                   25,000          24,917
   Klio III Funding Corporation
      5.318%, 07/20/07                                   15,000          14,958
      5.320%, 07/24/07                                   20,000          19,933
   Morgan Stanley
      5.340%, 09/10/07                                   15,000          14,844
   New Center Asset Trust
      5.340%, 08/03/07                                   10,000           9,952
   North Sea Funding LLC
      5.315%, 08/06/07                                   20,339          20,232
   Ormond Quay Funding LLC
      5.280%, 07/30/07                                   12,500          12,499
   Ottimo Funding Ltd.+++
      5.339%, 08/06/07                                   15,000          14,921
   Rhineland Funding Capital Corporation
      5.340%, 08/12/07 (A)                               25,000          24,999
      5.370%, 07/12/07                                   15,000          14,976
   Sachsen Funding I LLC
      5.339%, 08/07/07                                   20,000          19,891
   Solitu
      5.320%, 09/12/07                                   25,000          24,734
   Sunbelt Funding Corporation
      5.312%, 08/10/07                                   15,000          14,912
   Thornburg Mortgage Capital Reserve
      5.331%, 07/11/07                                   15,000          14,978
                                                                  --------------
Total Commercial Paper
   (Cost $412,295) ($ Thousands)                                        412,295
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (A) -- 39.6%

BANKS -- 5.8%
   Comerica Bank
      5.320%, 07/12/07                            $      19,500   $      19,500
   Asscher Finance Corporation MTN
      5.500%, 07/16/08                                    6,590           6,590
   National City Bank Cleveland
      5.315%, 09/18/07                                   20,000          19,999
   Wachovia Corporation
      5.435%, 07/20/07                                    1,000           1,000
                                                                  --------------
                                                                         47,089
                                                                  --------------
FINANCIAL SERVICES -- 28.8%
   Atlas Capital Funding Corporation MTN (B)
      5.310%, 07/15/07                                   25,000          25,000
      5.310%, 07/25/07                                   10,000          10,000
   Axon Financial Fund LLC MTN (B)
      5.340%, 07/05/07                                   15,000          15,000
   Carrera Capital Finance LLC MTN (B)
      5.300%, 07/25/07                                   20,000          20,000
      5.340%, 09/12/07                                   10,000          10,000
   Cheyne Finance MTN (B)++++
      5.313%, 09/25/07                                   10,000           9,998
   JP Morgan Chase MTN
      5.300%, 07/11/07                                   15,000          15,000
   K2 LLC MTN (B)
      5.320%, 07/24/07                                    7,000           7,000
   Liberty Light US Capital MTN (B)
      5.320%, 09/24/07                                   10,000           9,997
   Liquid Funding Ltd. MTN (B)
      5.300%, 07/01/07                                   25,000          25,000
      5.325%, 07/10/07                                   10,000           9,999
   Morgan Stanley Asset Funding (C)
      5.525%, 07/01/07                                   10,000          10,000
   SLM MTN (B)
      5.330%, 07/20/07                                   15,000          14,998
   Stanfield Victoria Funding LLC (B)
      5.320%, 09/20/07                                   20,000          19,997
      5.325%, 09/25/07                                   10,000           9,999
   Thornburg Mortgage Capital Resource (B)
      5.300%, 07/03/07                                   20,000          19,996
                                                                  --------------
                                                                        231,984
                                                                  --------------
INVESTMENT BANKERS/BROKER DEALERS -- 5.0%
   Bear Stearns MTN
      5.330%, 07/09/07                                   20,000          20,000
   Goldman Sachs Group Incorporated
      5.380%, 07/13/07                                   20,000          20,000
                                                                  --------------
                                                                         40,000
                                                                  --------------
Total Corporate Obligations
   (Cost $319,073) ($ Thousands)                                        319,073
                                                                  --------------


--------------------------------------------------------------------------------

2                         SEI Liquid Asset Trust / Annual Report / June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
INSURANCE FUNDING AGREEMENT (A) (C) -- 3.7%

INSURANCE -- 3.7%
   MetLife Funding Agreement
      5.426%, 07/15/07                            $      30,000   $      30,000
                                                                  --------------
Total Insurance Funding Agreement
   (Cost $30,000) ($ Thousands)                                          30,000
                                                                  --------------

CERTIFICATES OF DEPOSIT -- 2.5%

FINANCIAL SERVICES -- 2.5%
   Citigroup
      5.320%, 09/07/07                                   20,000          20,000
                                                                  --------------
Total Certificates of Deposit
   (Cost $20,000) ($ Thousands)                                          20,000
                                                                  --------------

REPURCHASE AGREEMENT (D) -- 2.9%
   Deutsche Bank 5.300%, dated 06/29/07,
     to be repurchased on 07/02/07,
     repurchase price $23,070,185
     (collateralized by various U.S.
     Government Obligations, ranging in
     par value $17,000,000-$17,905,000,
     0.000%-4.500%, 08/04/08-12/11/25;
     with total market value $23,521,347)                23,060          23,060
                                                                  --------------
Total Repurchase Agreement
   (Cost $23,060) ($ Thousands)                                          23,060
                                                                  --------------
Total Investments -- 99.9%
   (Cost $804,428) ($ Thousands)                                  $     804,428
                                                                  ==============

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

Percentages are based on Total Net Assets of $805,530 ($ Thousands).

+    The rate reported is the effective yield at time of purchase.

+++ The Fund continues to hold this security at the time of this filing. Beginning August 14, 2007, due to the volatility in the asset-backed commercial paper market, this security was priced to reflect current market conditions ("fair-valued priced") for 'mark-to-market' reporting purposes. There has been no material impact to the next asset value per share of the Fund related to this security. See Note 7 -- Subsequent Event.

++++ The Fund continues to hold this security at the time of this filing.
     Beginning August 28, 2007, due to the volatility in the asset-backed commercial paper market, this security was priced to reflect current market conditions ("fair-valued priced") for 'mark-to-market' reporting purposes. There has been no material impact to the next asset value per share of the Fund related to this security.

(A) Floating rate security -- The rate reflected on the Schedule of Investments is the rate in effect as of June 30, 2007. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Securities considered illiquid. The total value of such securities as of June 30, 2007 was $40,000 ($ Thousands) and represented 4.97% of Net Assets.

(D)  Tri-Party Repurchase Agreement

LLC -- Limited Liability Company
Ltd. -- Limited
MTN -- Medium Term Note

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

SEI Liquid Asset Trust / Annual Report / June 30, 2007                         3

Statement of Assets and Liabilities ($ Thousands)

as of June 30, 2007

---------------------------------------------------------------------------------------------------
                                                                                  PRIME OBLIGATION
                                                                                              FUND
---------------------------------------------------------------------------------------------------
ASSETS:
   Investments at Market Value (Cost $781,368)                                           $ 781,368
   Repurchase Agreement (Cost $23,060)                                                      23,060
   Accrued Income                                                                            1,913
   Prepaid expenses                                                                             19
---------------------------------------------------------------------------------------------------
   Total Assets                                                                            806,360
---------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Income Distribution                                                             426
   Payable due to Administrator                                                                219
   Payable due to Investment Adviser                                                            36
   Chief Compliance Officer Fees Payable                                                         3
   Accrued expenses                                                                            146
---------------------------------------------------------------------------------------------------
   Total Liabilities                                                                           830
---------------------------------------------------------------------------------------------------
   Net Assets                                                                            $ 805,530
---------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in Capital                                                                       $ 805,585
   Accumulated net realized loss on investments                                                (55)
---------------------------------------------------------------------------------------------------
   Net Assets                                                                            $ 805,530
---------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share -- Class A Shares
     ($805,530,252 / 805,585,693)                                                        $    1.00
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------

4                         SEI Liquid Asset Trust / Annual Report / June 30, 2007

Statement of Operations ($ Thousands)

For the year ended June 30, 2007

--------------------------------------------------------------------------------
                                                               PRIME OBLIGATION
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                     $ 45,003
--------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                    3,516
   Shareholder Servicing Fees -- Class A                                  2,093
   Investment Advisory Fees                                                 423
   Trustees' Fees                                                            19
   Chief Compliance Officer Fees                                              3
   Printing Fees                                                            189
   Professional Fees                                                         80
   Registration Fees                                                         35
   Custodian/Wire Agent Fees                                                 23
   Insurance Expense                                                          7
   Other Expenses                                                            12
--------------------------------------------------------------------------------
   Total Expenses                                                         6,400
--------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                                   (622)
     Shareholder Servicing Fees -- Class A                               (2,093)
--------------------------------------------------------------------------------
   Net Expenses                                                           3,685
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    41,318
================================================================================
   Net Realized Loss on Investments                                          (8)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                     $ 41,310
================================================================================

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------

SEI Liquid Asset Trust / Annual Report / June 30, 2007                         5

Statement of Changes in Net Assets ($ Thousands)

For the years ended June 30,

----------------------------------------------------------------------------------
                                                                 PRIME OBLIGATION
                                                                             FUND
----------------------------------------------------------------------------------
                                                               2007          2006
----------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                $    41,318   $    27,790
   Net Realized Loss on Investments                              (8)           (3)
----------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      from Operations                                        41,310        27,787
----------------------------------------------------------------------------------
DIVIDENDS FROM:
   Net Investment Income:
      Class A                                               (41,318)      (27,787)
----------------------------------------------------------------------------------
   Total Dividends                                          (41,318)      (27,787)
----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
      Proceeds from Shares Issued                         5,702,025     5,455,955
      Reinvestment of Dividends                              39,448        22,105
      Cost of Shares Redeemed                            (5,791,532)   (5,321,419)
----------------------------------------------------------------------------------
   Increase (decrease) in Net Assets Derived
      from Capital Share Transactions                       (50,059)      156,641
----------------------------------------------------------------------------------
   Net Increase (decrease) in Net Assets                    (50,067)      156,641
----------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                    $   855,597       698,956
----------------------------------------------------------------------------------
   END OF YEAR                                          $   805,530   $   855,597
==================================================================================
   Undistributed Net Investment Income                  $        --   $        --
==================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------

6                         SEI Liquid Asset Trust / Annual Report / June 30, 2007

Financial Highlights

For the years ended June 30,
For a share outstanding throughout each year
--------------------------------------------------------------------------------

                                                 Net Realized
                                                          and
                        Net Asset                  Unrealized        Total    Dividends
                           Value,          Net          Gains         from     from Net
                        Beginning   Investment             on   Investment   Investment       Total
                        of Period       Income     Securities   Operations       Income   Dividends
----------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
   CLASS A:
   2007                     $1.00        $0.05            $--        $0.05       $(0.05)     $(0.05)
   2006                      1.00         0.04             --         0.04        (0.04)      (0.04)
   2005                      1.00         0.02             --         0.02        (0.02)      (0.02)
   2004                      1.00         0.01             --         0.01        (0.01)      (0.01)
   2003                      1.00         0.01             --         0.01        (0.01)      (0.01)

                                                                               Ratio of
                                                                               Expenses   Ratio of Net
                                                                 Ratio of    to Average     Investment
                         Net Asset                Net Assets     Expenses    Net Assets         Income
                        Value, End     Total   End of Period   to Average    (Excluding     to Average
                         of Period   Return+   ($ Thousands)   Net Assets      Waivers)     Net Assets
-------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
   CLASS A:
   2007                      $1.00      5.05%     $  805,530         0.44%         0.76%          4.94%
   2006                       1.00      3.88         855,597         0.44          0.76           3.82
   2005                       1.00      1.81         698,956         0.44          0.77           1.77
   2004                       1.00      0.68         887,109         0.44          0.77           0.68
   2003                       1.00      1.12       1,050,594         0.44          0.76           1.11

+ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------

SEI Liquid Asset Trust / Annual Report / June 30, 2007                         7

Notes to Financial Statements

June 30, 2007

1.    ORGANIZATION

SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with one fund: the Prime Obligation Fund (the "Fund"). The Trust is registered to offer Class A shares of the Fund. A description of the Fund's investment objectives, policies, and strategies are provided in the prospectus.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.

REPURCHASE AGREEMENTS -- The Fund invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of specific identification. Interest income is recognized using the accrual basis of accounting.

All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Fund are distributed to the shareholders of the Fund annually.

3.    AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- SEI Investments Global Funds Services (the "Administrator") provides administrative services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of the Fund.

The Administrator has contractually agreed to waive fees and to reimburse expenses, through June 30, 2007, in order to keep total operating expenses, net of SEI Investments Management Corporation ("SIMC") and SEI Investments Distribution Co.'s (the "Distributor") fee waivers, from exceeding .44% of the average daily net assets of the Fund. The Distributor is a wholly-owned and operated subsidiary of SEI Investments Company and a registered broker-dealer.

DISTRIBUTION AGREEMENT -- The Distributor acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.

Under the Class A Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Administrator or SIMC. Compensation of officers and affiliated trustees of the Trust is paid by the Administrator and/or SIMC.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

U.S. Bank, N.A. which is a Trust shareholder, acts as custodian and wire agent for the Trust.


--------------------------------------------------------------------------------

8                         SEI Liquid Asset Trust / Annual Report / June 30, 2007

4.    INVESTMENT ADVISORY AGREEMENT

SIMC serves as the Fund's investment adviser and "manager of managers" under an investment advisory agreement. For its services, SIMC receives an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and ..02% of such net assets in excess of $500 million.

Columbia Management Advisors, LLC ("Columbia"), serves as the Fund's investment sub-adviser under an investment sub-advisory agreement. Columbia is paid by SIMC. SIMC compensates Columbia out of the fee it receives from the Fund.

5.    FEDERAL INCOME TAXES

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends paid to Class A shareholders during the years ended June 30, 2007 and June 30, 2006 were as follows ($ Thousands):

--------------------------------------------------------------------------------
                                         Ordinary Income
--------------------------------------------------------------------------------
        2007                                 $41,318
        2006                                 $27,787

As of June 30, 2007, the components of accumulated losses on a tax basis were as follows ($ Thousands):

Capital Loss Carryforwards:
             Expiring in 2011                                          $    (39)
             Expiring in 2013                                                (3)
             Expiring in 2014                                                (1)
             Expiring in 2015                                                (4)
Undistributed Ordinary Income                                             3,312
Post-October Losses                                                          (8)
Other Temporary Differences                                              (3,312)
                                                                       --------
   Total Accumulated Losses                                            $    (55)
                                                                       ========

Post-October losses represent losses realized on investment transactions from November 1, 2006 through June 30, 2007, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains.

The cost basis of securities for Federal income tax purposes is equal to the cost basis used for financial reporting purposes.

6.    NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of June 30, 2007, management is currently evaluating the impact from adopting FIN 48.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.


--------------------------------------------------------------------------------

SEI Liquid Asset Trust / Annual Report / June 30, 2007                         9

Notes to Financial Statements (Concluded)

June 30, 2007

7.    SUBSEQUENT EVENT

At a meeting held on June 29, 2007, the Board approved the liquidation of the SEI Liquid Asset Trust (the "Trust") in connection with a limited restructuring of some SEI Funds, in which case it was planned that nearly all of the Prime Obligation Fund's shareholders would become shareholders of a Prime Obligation Fund that is being established within another trust in the SEI Funds Complex. However, in light of recent volatility in the money markets, the liquidation has been postponed. The manager and the Board will continue to monitor the situation to determine when and if the restructuring and the related liquidation of the Trust should proceed. Unless and until such liquidation occurs, the Fund will continue to operate normally. Accounting rules require that financial statements for entities in liquidation, or for which liquidation appears imminent, be prepared on a liquidation basis of accounting. As the U.S. generally accepted accounting principles for investment companies are materially consistent with the liquidation basis of accounting, the financial statements for the Fund have been prepared in conformity with both accounting methods.

Ottimo Funding Ltd ("Ottimo") is an issuer of commercial paper that is backed by AAA-rated residential mortgages. The Fund holds extendible Secured Liquidity Notes issued by Ottimo with an initial maturity date of August 6, 2007. On August 6, 2007, the maturity of the Secured Liquidity Notes held by the Fund was extended to a final maturity of September 18, 2007. On August 15, 2007, due to volatility in the asset-backed commercial paper market, Ottimo failed to satisfy certain financial tests contained within its governing documents, thereby triggering an "event of default" under its terms. Although technically incurring an "event of default" under its terms, Ottimo continues to make all required interest payments as of the date of this filing. The Fund's Board, on the advice of the Funds' sub-adviser, has determined as of the time of this filing that it is in the best interests of shareholders to continue to hold the security. As of the time of this filing, there has been no material impact to the net asset value per share of the Fund related to this security.






--------------------------------------------------------------------------------

10                        SEI Liquid Asset Trust / Annual Report / June 30, 2007

SEI LIQUID ASSET TRUST -- JUNE 30, 2007


Report of Independent Registered Public Accounting Firm


To the Board of Directors and Shareholders of SEI Liquid Asset Trust:

We have audited the accompanying statement of assets and liabilities of SEI Liquid Asset Trust, including the schedule of investments, as of June 30, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended June 30, 2005, were audited by other auditors, whose report dated August 19, 2005 expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SEI Liquid Asset Trust as of June 30, 2007, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.


                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
August 29, 2007




--------------------------------------------------------------------------------

SEI Liquid Asset Trust / Annual Report / June 30, 2007                        11

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)


The following information is current as of July 27, 2007.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                       TERM OF                                            NUMBER OF
                                       OFFICE                                             PORTFOLIOS
                                         AND                    PRINCIPAL                  IN FUND
        NAME           POSITION(S)    LENGTH OF               OCCUPATION(S)                COMPLEX           OTHER DIRECTORSHIPS
      ADDRESS,          HELD WITH       TIME                   DURING PAST                 OVERSEEN                HELD BY
      AND AGE             TRUSTS      SERVED 1                 FIVE YEARS                BY TRUSTEE 2              TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher         Chairman    since 1982   Currently performs various services         75        Trustee of The Advisors'
One Freedom               of the                  on behalf of SEI for which Mr.                        Inner Circle Fund, The
Valley Drive,            Board of                 Nesher is compensated.                                Advisors' Inner Circle
Oaks, PA 19456          Trustees*                                                                       Fund II, Bishop Street
60 yrs. old                                                                                             Funds, Director of SEI
                                                                                                        Global Master Fund, plc,
                                                                                                        SEI Global Assets Fund, plc,
                                                                                                        SEI Global Investments Fund,
                                                                                                        plc, SEI Investments Global,
                                                                                                        Limited, SEI Investments --
                                                                                                        Global Fund Services,
                                                                                                        Limited, SEI Investments
                                                                                                        (Europe), Limited, SEI
                                                                                                        Investments -- Unit Trust
                                                                                                        Management (UK), Limited,
                                                                                                        SEI Global Nominee Ltd.,
                                                                                                        SEI Opportunity Master
                                                                                                        Fund, L.P., SEI
                                                                                                        Opportunity Fund, L.P.,
                                                                                                        SEI Multi-Strategy Funds
                                                                                                        plc and SEI Structured
                                                                                                        Credit Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran         Trustee*    since 1982   Self-employed consultant since              75        Trustee of The Advisors'
1701 Market Street                                2003. Partner, Morgan, Lewis &                        Inner Circle Fund, The
Philadelphia, PA                                  Bockius LLP (law firm) from 1976 to                   Advisors' Inner Circle
19103                                             2003, counsel to the Trust, SEI,                      Fund II, Bishop Street
66 yrs. old                                       SIMC, the Administrator and the                       Funds, Director of SEI
                                                  Distributor. Secretary of SEI since                   since 1974. Director of
                                                  1978.                                                 the Distributor since
                                                                                                        2003. Director of SEI
                                                                                                        Investments -- Global Fund
                                                                                                        Services, Limited, SEI
                                                                                                        Investments Global,
                                                                                                        Limited, SEI Investments
                                                                                                        (Europe), Limited, SEI
                                                                                                        Investments (Asia),
                                                                                                        Limited and SEI Asset
                                                                                                        Korea Co., Ltd.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch         Trustee     since 1982   Retired                                     75        Trustee of STI Classic
One Freedom                                                                                             Funds and STI Classic
Valley Drive,                                                                                           Variable Trust.
Oaks, PA 19456
74 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey          Trustee     since 1995   Attorney, sole practitioner since           75        Trustee of The Advisors'
One Freedom                                       1994. Partner, Dechert Price &                        Inner Circle Fund, The
Valley Drive,                                     Rhoads, September 1987-December                       Advisors' Inner Circle
Oaks, PA 19456                                    1993.                                                 Fund II, Bishop Street
75 yrs. old                                                                                             Funds, Massachusetts
                                                                                                        Health and Education Tax-
                                                                                                        Exempt Trust, and U.S.
                                                                                                        Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------

* MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.

1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
  ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

2 THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST,
  SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------

12                        SEI Liquid Asset Trust / Annual Report / June 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                         NUMBER OF
                                         OFFICE                                         PORTFOLIOS
                                          AND                  PRINCIPAL                 IN FUND
        NAME             POSITION(S)   LENGTH OF             OCCUPATION(S)               COMPLEX           OTHER DIRECTORSHIPS
      ADDRESS,            HELD WITH       TIME                DURING PAST                OVERSEEN                HELD BY
      AND AGE               TRUSTS      SERVED 1              FIVE YEARS               BY TRUSTEE 2              TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------------------
George J. Sullivan, Jr.    Trustee    since 1996  Self-Employed Consultant, Newfound         75      Trustee of The Advisors'
One Freedom                                       Consultants Inc. since April 1997.                 Inner Circle Fund, The
Valley Drive                                                                                         Advisors' Inner Circle
Oaks, PA 19456                                                                                       Fund II, Bishop Street
64 yrs. old                                                                                          Funds, State Street
                                                                                                     Navigator Securities
                                                                                                     Lending Trust, SEI
                                                                                                     Opportunity Master Fund,
                                                                                                     L.P., SEI Opportunity
                                                                                                     Fund, L.P. and SEI
                                                                                                     Structured Credit Fund L.P.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco         Trustee    since 1999  Director, Governor's Office of Health      75      Director, Sonoco, Inc.;
One Freedom`                                      Care Reform, Commonwealth of                       Director, Exelon
Valley Drive                                      Pennsylvania since 2003. Founder                   Corporation; Trustee,
Oaks, PA 19456                                    and Principal, Grecoventures Ltd.                  Pennsylvania Real Estate
60 yrs. old                                       from 1999 to 2002.                                 Investment Trust.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy               Trustee    since 2003  Managing Partner, Cue Capital since        75      Director of SEI Opportunity
One Freedom                                       March 2002, Managing Partner and                   Master Fund, L.P., SEI
Valley Drive,                                     Head of Sales, Investorforce, March                Opportunity Fund, L.P. and
Oaks, PA 19456                                    2000-December 2001; Global Partner                 SEI Structured Credit Fund L.P.
49 yrs. old                                       working for the CEO, Invesco Capital,
                                                  January 1998-January 2000. Head of
                                                  Sales and Client Services, Chancellor
                                                  Capital and later LGT Asset
                                                  Management, 1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
James M. Williams          Trustee    since 2004  Vice President and Chief Investment        75      Trustee/Director of Ariel
One Freedom                                       Officer, J. Paul Getty Trust, Non-Profit           Mutual Funds, SEI
Valley Drive,                                     Foundation for Visual Arts, since                  Opportunity Master Fund,
Oaks, PA 19456                                    December 2002. President, Harbor                   L.P., SEI Opportunity
59 yrs. old                                       Capital Advisors and Harbor Mutual                 Fund, L.P. and SEI
                                                  Funds, 2000-2002. Manager, Pension                 Structured Credit Fund L.P.
                                                  Asset Management, Ford Motor
                                                  Company, 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson        Trustee    since 2007  Private Investor since 1994. Director,             Trustee of The Advisors' Inner
65 yrs. old                                       Federal Agricultural Mortgage Corporation          Circle Fund, The Advisors'
                                                  (Farmer Mac).                                      Inner Circle Fund II and
                                                                                                     Bishop Street Funds.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Robert A. Nesher          President   since 2005  Currently performs various services        N/A                  N/A
One Freedom                 & CEO                 on behalf of SEI for which Mr. Nesher
Valley Drive,                                     is compensated.
Oaks, PA 19456
60 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner         Controller  since 2005  Fund Accounting Director of the            N/A                  N/A
One Freedom                  and                  Administrator since 2005. Fund
Valley Drive,               Chief                 Administration Manager, Old Mutual
Oaks, PA 19456            Financial               Fund Services, 2000-2005. Chief
37 yrs. old                Officer                Financial Officer, Controller and
                                                  Treasurer, PBHG Funds and PBHG
                                                  Insurance Series Fund, 2004-2005.
                                                  Assistant Treasurer, PBHG Funds
                                                  and PBHG Insurance Series Fund,
                                                  2000-2004. Assistant Treasurer,
                                                  Old Mutual Advisors Fund,
                                                  2004-2005.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

SEI Liquid Asset Trust / Annual Report / June 30, 2007                        13

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)

------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                                NUMBER OF
                                         OFFICE                                                PORTFOLIOS
                                          AND                  PRINCIPAL                        IN FUND
        NAME             POSITION(S)   LENGTH OF             OCCUPATION(S)                      COMPLEX       OTHER DIRECTORSHIPS
      ADDRESS,            HELD WITH       TIME                DURING PAST                       OVERSEEN            HELD BY
      AND AGE               TRUSTS      SERVED 1              FIVE YEARS                      BY TRUSTEE 2          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Russell Emery               Chief     since 2006  Chief Compliance Officer of SEI                  N/A                N/A
One Freedom              Compliance               Opportunity Master Fund, L.P.,
Valley Drive               Officer                SEI Opportunity Fund, L.P., SEI
Oaks, PA 19456                                    Structured Credit Fund, L.P.,
44 yrs. old                                       The Advisors' Inner Circle Fund,
                                                  The Advisors' Inner Circle Fund II
                                                  and Bishop Street Funds since
                                                  March 2006. Director of Investment
                                                  Product Management and Development
                                                  of SIMC, February 2003-March 2006.
                                                  Senior Investment Analyst--Equity Team
                                                  of SEI, March 2000-February 2003.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto            Vice      since 2002  General Counsel, Vice President and              N/A                N/A
One Freedom               President               Secretary of SIMC and the Administrator
Valley Drive                 and                  since 2004. Vice President and Assistant
Oaks, PA 19456            Secretary               Secretary of SEI since 2001. Vice President
39 yrs. old                                       of SIMC and the Administrator since 1999.
                                                  Assistant Secretary of SIMC, the Administrator
                                                  and the Distributor and Vice President of the
                                                  Distributor, 1999-2003.
------------------------------------------------------------------------------------------------------------------------------------
Sofia A. Rosala             Vice      since 2004  Vice President and Assistant Secretary of        N/A                N/A
One Freedom               President               SIMC and the Administrator since 2005.
Valley Drive                 and                  Compliance Officer of SEI, September
Oaks, PA 19456            Assistant               2001-2004.
33 yrs. old               Secretary
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye                Vice      since 2005  Vice President and Assistant Secretary of        N/A                N/A
One Freedom               President               SIMC since 2005. Vice President,
Valley Drive                 and                  Deutsche Asset Management (2003-2004).
Oaks, PA 19456            Assistant               Associate, Morgan, Lewis & Bockius LLP
38 yrs. old               Secretary               (2000-2003).
------------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------

14                        SEI Liquid Asset Trust / Annual Report / June 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                                NUMBER OF
                                         OFFICE                                                PORTFOLIOS
                                          AND                  PRINCIPAL                        IN FUND
        NAME             POSITION(S)   LENGTH OF             OCCUPATION(S)                      COMPLEX       OTHER DIRECTORSHIPS
      ADDRESS,            HELD WITH       TIME                DURING PAST                       OVERSEEN            HELD BY
      AND AGE               TRUSTS      SERVED 1              FIVE YEARS                      BY TRUSTEE 2          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Michael T. Pang             Vice      since 2005  Vice President and Assistant Secretary of        N/A                N/A
One Freedom               President               SIMC since 2005. Counsel, Caledonian
Valley Drive                 and                  Bank & Trust's Mutual Funds Group (2004).
Oaks, PA 19456            Assistant               Counsel, Permal Asset Management
35 yrs. old               Secretary               (2001-2004).
------------------------------------------------------------------------------------------------------------------------------------
John J. McCue               Vice      since 2004  Director of Portfolio Implementations for        N/A                N/A
One Freedom               President               SIMC since 1995. Managing Director
Valley Drive                                      of Money Market Investments for
Oaks, PA 19456                                    SIMC since 2003.
44 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
Nicole Welch             Anti-Money   since 2005  Assistant Vice President and Anti-Money          N/A                N/A
One Freedom              Laundering               Laundering Compliance Coordinator of
Valley Drive             Compliance               SEI since 2005. Compliance Analyst,
Oaks, PA 19456             Officer                TD Waterhouse (2004). Senior Compliance
29 yrs. old                                       Analyst, UBS Financial Services (2002-2004).
                                                  Knowledge Management Analyst,
                                                  PriceWaterhouseCoopers Consulting
                                                  (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
  ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

2 THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST,
  SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.





--------------------------------------------------------------------------------

SEI Liquid Asset Trust / Annual Report / June 30, 2007                        15

Disclosure of Fund Expenses (Unaudited)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------

                                   BEGINNING    ENDING                 EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                     VALUE       VALUE      EXPENSE     DURING
                                    1/1/07      6/30/07      RATIOS     PERIOD*
--------------------------------------------------------------------------------
PRIME OBLIGATION FUND -- CLASS A
--------------------------------------------------------------------------------
ACTUAL FUND RETURN                 $1,000.00   $1,024.80      0.44%      $2.21
HYPOTHETICAL 5% RETURN              1,000.00    1,022.61      0.44        2.21

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period shown).




--------------------------------------------------------------------------------

16                        SEI Liquid Asset Trust / Annual Report / June 30, 2007

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)


The SEI Liquid Asset Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the single series of the Trust (the "Fund") and may manage the cash portion of the Fund's assets. Pursuant to a separate sub-advisory agreement (the "Sub-Advisory Agreement" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Adviser is responsible for the day-to-day investment management of all or a discrete portion of the assets of the Fund. The Sub-Adviser also is responsible for managing its employees who provide services to the Fund. The Sub-Adviser is selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Adviser with respect to the Fund of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Adviser, including information about SIMC's and the Sub-Adviser's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Adviser.

Specifically, the Board requested and received written materials from SIMC and the Sub-Adviser regarding: (a) the quality of SIMC's and the Sub-Adviser's investment management and other services; (b) SIMC's and the Sub-Adviser's investment management personnel; (c) SIMC's and the Sub-Adviser's operations and financial condition; (d) SIMC's and the Sub-Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Adviser charge the Fund compared with the fees each charge to comparable mutual funds; (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Adviser's profitability from their Fund-related operations; (h) SIMC's and the Sub-Adviser's compliance systems; (i) SIMC's and the Sub-Adviser's policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Adviser's reputation, expertise and resources in domestic and/or international financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the March 14, 2007 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Adviser to act in their respective capacities for the Fund. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Fund under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Fund;

o the Fund's investment performance and how it compared to that of other comparable mutual funds;

o the Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

--------------------------------------------------------------------------------

SEI Liquid Asset Trust / Annual Report / June 30, 2007                        17

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Concluded) (Unaudited)


o the profitability of SIMC and the Sub-Adviser and their affiliates with respect to the Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Adviser and their affiliates; and

o the extent to which economies of scale would be realized as the Fund grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Adviser to the Fund and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Adviser's personnel, experience, track record and compliance program. The Trustees found the level of SIMC's professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Adviser to the Fund and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Fund supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Fund supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Fund's expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Fund's peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Adviser's fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Adviser, through waivers, have maintained the Fund's net operating expenses at competitive levels for its distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Fund are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by SIMC and the Sub-Adviser and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Adviser, the Board took into account the fact that the Sub-Adviser is compensated by SIMC, and not by the Fund directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Adviser are reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Fund obtains reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.



--------------------------------------------------------------------------------

18                        SEI Liquid Asset Trust / Annual Report / June 30, 2007

Notice to Shareholders (Unaudited)

For shareholders that do not have a June 30, 2007 taxable year end, this notice is for informational purposes only. For shareholders with a June 30, 2007 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended June 30, 2007, the Fund is designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                                                                 (C)
            (A)              (B)                              DIVIDENDS
         LONG TERM         ORDINARY                          QUALIFYING
       CAPITAL GAINS        INCOME             TOTAL        FOR CORPORATE
       DISTRIBUTIONS    DISTRIBUTIONS      DISTRIBUTIONS    DIVIDENDS REC.
        (TAX BASIS)      (TAX BASIS)        (TAX BASIS)      DEDUCTION(1)
            0%              100%                100%              0%

            (D)                                               QUALIFIED
        QUALIFYING           (E)             QUALIFIED        SHORT-TERM
         DIVIDEND       U.S. GOVERNMENT      INTEREST          CAPITAL
         INCOME(2)        INTEREST(3)        INCOME(4)          GAIN(5)
            0%                0%               100%               0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of "Total Ordinary Income Distributions." Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.


Items (A) and (B) are based on the percentage of the Fund's total distribution.

Items (C) and (D) are based on the percentage of ordinary income distributions of the Fund.

Item (E) is based on the percentage of gross income of the Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.




--------------------------------------------------------------------------------

SEI Liquid Asset Trust / Annual Report / June 30, 2007                        19

Notes

SEI LIQUID ASSET TRUST ANNUAL REPORT JUNE 30, 2007



Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams
Mitchell A. Johnson

OFFICERS
Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

SEI New ways.
    New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456 1.800.DIAL.SEI (1.800.342.5734)






SEI-F-097 (6/07)

ITEM 2.   CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent trustee as defined in Form N-CSR Item 3(a)(2).

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP (KPMG) Related to the Trust

KPMG billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

--------------------- ----------------------------------------------------- -----------------------------------------------------
                                              2007                                                   2006
--------------------- ----------------------------------------------------- -----------------------------------------------------
                      All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                      services to the   services to       and services to   services to the   services to       and services to
                      Trust that were   service           service           Trust that were   service           service
                      pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                        were pre-         did not require                     were pre-         did not require
                                        approved          pre-approval                        approved          pre-approval
--------- ----------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)       Audit           $21,500            N/A               N/A             $21,800             N/A               N/A
          Fees(1)

--------- ----------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)       Audit-            N/A              N/A               N/A               N/A               N/A               N/A
          Related
          Fees
--------- ----------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)       Tax Fees          N/A              N/A               N/A               N/A               N/A               N/A


--------- ----------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)       All Other         N/A              N/A             $232,000            N/A               N/A             $231,000
          Fees

--------- ----------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
   (2) Includes fees for examination of the design of SEI's Anti Money Laundering Program framework, 404 Readiness Assistance for SEI and agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI Funds I.

(e)(1) All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer ("CFO") of the Funds and must include a detailed description of the services proposed to be rendered. The Fund's CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the Audit Committee or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Funds, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

         ----------------------------- ----------------- ---------------
                                             2007             2006
         ----------------------------- ----------------- ---------------
          Audit-Related Fees                  0%               0%

         ----------------------------- ----------------- ---------------
          Tax Fees                            0%               0%

         ----------------------------- ----------------- ---------------
          All Other Fees                      0%               0%

         ----------------------------- ----------------- ---------------



(f)       Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal year 2007 were $232,000. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the registrant.

(g)(2) The aggregate non-audit fees and services billed by KPMG for the 2006 fiscal year were $231,000.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  SEI Liquid Asset Trust


By (Signature and Title)*                     /s/ Robert A. Nesher
                                              -----------------------------
                                              Robert A. Nesher
                                              President & CEO

Date: September 4, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ Robert A. Nesher
                                              -----------------------------
                                              Robert A. Nesher
                                              President & CEO

Date: September 4, 2007

By (Signature and Title)*                     /s/ Stephen F. Panner
                                              -----------------------------
                                              Stephen F. Panner
                                              Controller & CFO

Date: September 4, 2007

*   Print the name and title of each signing officer under his or her signature.